Schedule H, Line 4i - Schedule of Assets (Details Textual) - EBP 88-0320154 001 [Member]	12 Months Ended
Dec. 31, 2025
Entity Tax Identification Number	88-0320154
EBP, Plan Number	001
EBP, Plan Name	COVENANT TRANSPORTATION GROUP 401(k) & PROFIT SHARING PLAN